UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Route One Investment Company, L.P.

Address:   One Letterman Drive
           Bldg. D-Main, Suite 200
           San Francisco, CA 94129


Form 13F File Number: 28-14266


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Sean Barron
Title:  Chief Financial Officer
Phone:  (415) 796-6800

Signature,  Place,  and  Date  of  Signing:

/s/ Sean Barron                    San Francisco, CA                  7/30/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              16

Form 13F Information Table Value Total:  $      535,099
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Google Inc.                          COMM           38259P508   45,187    77,900 SH       SOLE                   77,900      0    0
Green Mountain Coffee Roasters, Inc. COMM           393122106    2,614   120,000 SH       SOLE                  120,000      0    0
iShares Russell 2000 Index Fund      COMM           464287655   67,761   851,700 SH  PUT  SOLE                  851,700      0    0
Life Time Fitness, Inc.              COMM           53217R207    4,651   100,000 SH       SOLE                  100,000      0    0
Microsoft Corporation                COMM           594918104   54,970 1,797,000 SH       SOLE                1,797,000      0    0
Microsoft Corporation                COMM           594918104   15,295   500,000 SH  CALL SOLE                  500,000      0    0
National Presto Industries, Inc.     COMM           637215104   10,064   144,244 SH       SOLE                  144,244      0    0
Newell Rubbermaid Inc.               COMM           651229106   31,672 1,746,000 SH       SOLE                1,746,000      0    0
News Corporation                     COMM           65248E203   73,956 3,284,000 SH       SOLE                3,284,000      0    0
Nielsen Holdings N.V.                COMM           N63218106   19,557   745,880 SH       SOLE                  745,880      0    0
Oracle Corporation                   COMM           68389X105   64,850 2,183,500 SH       SOLE                2,183,500      0    0
PNC Financial Services Group, Inc.   COMM           693475105    4,155    68,000 SH  CALL SOLE                   68,000      0    0
Progressive Waste Solutions Ltd.     COMM           74339G101   35,269 1,864,115 SH       SOLE                1,864,115      0    0
State Street Corporation             COMM           857477103   41,554   930,875 SH       SOLE                  930,875      0    0
The Charles Schwab Corporation       COMM           808513105   21,089 1,631,000 SH       SOLE                1,631,000      0    0
Visa Inc.                            COMM           92826C839   42,455   343,404 SH       SOLE                  343,404      0    0


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